JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 94.3%
Aerospace & Defense — 3.0%
General Dynamics Corp.	61	8,084
United Technologies Corp.	103	9,669

		17,753

Banks — 9.2%
Bank of America Corp.	774	16,430
Citigroup, Inc.	104	4,370
Citizens Financial Group, Inc.	132	2,491
Cullen/Frost Bankers, Inc.	36	2,025
M&T Bank Corp.	37	3,837
PNC Financial Services Group, Inc. (The)	71	6,815
Truist Financial Corp.	312	9,615
US Bancorp	144	4,951
Wells Fargo & Co.	148	4,242

		54,776

Beverages — 0.7%
PepsiCo, Inc.	36	4,264

Biotechnology — 2.3%
AbbVie, Inc.	109	8,267
Gilead Sciences, Inc.	74	5,547

		13,814

Building Products — 0.4%
Trane Technologies plc	30	2,469

Capital Markets — 7.5%
BlackRock, Inc.	32	13,903
Charles Schwab Corp. (The)	114	3,816
Goldman Sachs Group, Inc. (The)	36	5,550
Morgan Stanley	371	12,610
T. Rowe Price Group, Inc.	92	8,974

		44,853

Chemicals — 1.3%
Air Products & Chemicals, Inc.	26	5,230
Axalta Coating Systems Ltd. *	139	2,399
DuPont de Nemours, Inc.	6	192

		7,821

Commercial Services & Supplies — 0.2%
Republic Services, Inc.	18	1,314

Consumer Finance — 1.2%
Capital One Financial Corp.	73	3,656
Discover Financial Services	100	3,549

		7,205

Containers & Packaging — 0.6%
Ball Corp.	40	2,612
Sealed Air Corp.	42	1,048

		3,660

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B *	78	14,316

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	111	5,981

Electric Utilities — 2.4%
Edison International	20	1,085
Entergy Corp.	19	1,738
NextEra Energy, Inc.	27	6,497
Xcel Energy, Inc.	87	5,222

		14,542

Electrical Equipment — 0.4%
Eaton Corp. plc	31	2,369

Entertainment — 0.7%
Walt Disney Co. (The)	44	4,289

Equity Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.	25	3,679
Simon Property Group, Inc.	22	1,185
Ventas, Inc.	101	2,693
Vornado Realty Trust	80	2,897

		10,454

Food & Staples Retailing — 1.2%
Walmart, Inc.	61	6,897

Food Products — 1.2%
Mondelez International, Inc., Class A	145	7,267

Health Care Equipment & Supplies — 2.8%
Becton Dickinson and Co.	38	8,708
Medtronic plc	87	7,864

		16,572

Health Care Providers & Services — 3.8%
Anthem, Inc.	13	2,997
Cigna Corp.	39	6,990
Humana, Inc.	10	3,171
UnitedHealth Group, Inc.	39	9,801

		22,959

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	38	6,201

Household Durables — 0.5%
Newell Brands, Inc.	205	2,720

Household Products — 1.4%
Colgate-Palmolive Co.	125	8,295

Industrial Conglomerates — 1.0%
Honeywell International, Inc.	43	5,753

Insurance — 3.9%
Chubb Ltd.	59	6,586
Hartford Financial Services Group, Inc. (The)	181	6,371
Loews Corp.	81	2,818
Marsh & McLennan Cos., Inc.	13	1,081
MetLife, Inc.	134	4,084
Prudential Financial, Inc.	48	2,513

		23,453

Interactive Media & Services — 1.7%
Alphabet, Inc., Class C *	8	9,859

IT Services — 1.8%
Fidelity National Information Services, Inc.	48	5,887
International Business Machines Corp.	45	4,981

		10,868

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Machinery — 3.6%
Dover Corp.	87	7,318
IDEX Corp.	23	3,135
Parker-Hannifin Corp.	63	8,147
Stanley Black & Decker, Inc.	27	2,720

		21,320

Media — 2.0%
Comcast Corp., Class A	271	9,331
Discovery, Inc., Class A *	147	2,865

		12,196

Multi-Utilities — 2.3%
CMS Energy Corp.	193	11,309
Public Service Enterprise Group, Inc.	57	2,569

		13,878

Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	147	10,659
ConocoPhillips	203	6,242
EOG Resources, Inc.	90	3,245
Phillips 66	39	2,114
Pioneer Natural Resources Co.	31	2,196
Valero Energy Corp.	73	3,316

		27,772

Pharmaceuticals — 7.9%
Bristol-Myers Squibb Co.	280	15,579
Eli Lilly & Co.	29	4,003
Johnson & Johnson	98	12,851
Merck & Co., Inc.	80	6,138
Pfizer, Inc.	270	8,806

		47,377

Road & Rail — 1.4%
CSX Corp.	52	2,985
Kansas City Southern	41	5,202

		8,187

Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc.	103	9,261
NXP Semiconductors NV (Netherlands)	68	5,672
Texas Instruments, Inc.	111	11,122

		26,055

Software — 2.9%
Microsoft Corp.	109	17,127

Specialty Retail — 4.3%
AutoZone, Inc. *	8	6,438
Home Depot, Inc. (The)	57	10,624
Lowe’s Cos., Inc.	50	4,294
TJX Cos., Inc. (The)	93	4,460

		25,816

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	35	8,964

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	86	7,099

Tobacco — 2.2%
Altria Group, Inc.	98	3,798
Philip Morris International, Inc.	126	9,178

		12,976

Trading Companies & Distributors — 0.6%
Watsco, Inc.	23	3,698

TOTAL COMMON STOCKS (Cost $495,920)		563,189

SHORT-TERM INVESTMENTS — 5.9%
INVESTMENT COMPANIES — 5.9%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b) (Cost $35,289)	35,284	35,288

Total Investments — 100.2% (Cost $531,209)		598,477
Liabilities in Excess of Other Assets — (0.2)%		(1,477)

Net Assets — 100.0%		597,000

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$598,477	$—	$—	$598,477

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13%(a)(b)	$20,398	$146,212	$131,313	$(6)	$(3)	$35,288	35,284	$245		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	—	5,048	5,048	—	—	—	—	—	(c)	—

Total	$20,398	$151,260	$136,361	$(6)	$(3)	$35,288		$245		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.
(c)	Amount rounds to less than one thousand.